Rule 497 Filing
On behalf of Guggenheim Timber ETF (the “Fund”), a series of Claymore Exchange-Traded Fund Trust 2, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on May 20, 2015 (Accession No. 0001628280-15-004371), which is incorporated by reference into this Rule 497 Filing.